Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Property, Plant and Equipment [Line Items]
Cost	¥ 1,068,264		¥ 1,070,893
Accumulated depreciation	(287,029)		(221,443)
Net carrying amount	781,235		849,450	$ 111,715
Net carrying amount in US$ (in Dollars)	781,235		849,450	111,715
Deficit on adjustment	1,118	$ 160	1,498
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	818,838		836,018
Accumulated depreciation	(141,853)		(104,736)
Net carrying amount	676,985		731,282	96,808
Net carrying amount in US$ (in Dollars)	676,985		731,282	96,808
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	60,734		44,239
Accumulated depreciation	(28,781)		(18,424)
Net carrying amount	31,953		25,815	4,569
Net carrying amount in US$ (in Dollars)	31,953		25,815	4,569
Furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	185,546		182,734
Accumulated depreciation	(115,756)		(97,757)
Net carrying amount	69,790		84,977	9,980
Net carrying amount in US$ (in Dollars)	69,790		84,977	9,980
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	1,036		609
Accumulated depreciation	(639)		(526)
Net carrying amount	397		83	56
Net carrying amount in US$ (in Dollars)	397		83	56
Construction in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	2,110		7,293
Accumulated depreciation
Net carrying amount	2,110		7,293	302
Net carrying amount in US$ (in Dollars)	2,110		7,293	$ 302
Gross carrying amount [member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	1,070,893		1,056,646
Accumulated depreciation	(221,443)		(150,831)
Net carrying amount	849,450		905,815
Net carrying amount in US$ (in Dollars)	849,450		905,815
Gross carrying amount [member] | Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	836,018		834,913
Accumulated depreciation	(104,736)		(65,137)
Net carrying amount	731,282		769,776
Net carrying amount in US$ (in Dollars)	731,282		769,776
Gross carrying amount [member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	44,239		29,218
Accumulated depreciation	(18,424)		(11,517)
Net carrying amount	25,815		17,701
Net carrying amount in US$ (in Dollars)	25,815		17,701
Gross carrying amount [member] | Furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	182,734		179,256
Accumulated depreciation	(97,757)		(73,771)
Net carrying amount	84,977		105,485
Net carrying amount in US$ (in Dollars)	84,977		105,485
Gross carrying amount [member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	609		609
Accumulated depreciation	(526)		(406)
Net carrying amount	83		203
Net carrying amount in US$ (in Dollars)	83		203
Gross carrying amount [member] | Construction in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	7,293		12,650
Accumulated depreciation
Net carrying amount	7,293		12,650
Net carrying amount in US$ (in Dollars)	7,293		12,650
Accumulated depreciation and amortisation [member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	849,450		905,815
Additions	17,561		14,866
Disposals	(18)		(50)
Depreciation provided during the year (note 6)	(65,761)		(71,184)
Transfers
Deficit on adjustment	(19,982)
Exchange realignment	(15)		3
Balance	781,235		849,450
Accumulated depreciation and amortisation [member] | Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	731,282		769,776
Additions
Disposals
Depreciation provided during the year (note 6)	(37,117)		(39,599)
Transfers	2,802		1,105
Deficit on adjustment	(19,982)
Exchange realignment
Balance	676,985		731,282
Accumulated depreciation and amortisation [member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	25,815		17,701
Additions	3,270
Disposals
Depreciation provided during the year (note 6)	(10,374)		(6,896)
Transfers	13,242		15,010
Deficit on adjustment
Exchange realignment
Balance	31,953		25,815
Accumulated depreciation and amortisation [member] | Furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	84,977		105,485
Additions	2,635		2,059
Disposals	(18)		(50)
Depreciation provided during the year (note 6)	(18,157)		(24,569)
Transfers	368		2,049
Deficit on adjustment
Exchange realignment	(15)		3
Balance	69,790		84,977
Accumulated depreciation and amortisation [member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	83		203
Additions	427
Disposals
Depreciation provided during the year (note 6)	(113)		(120)
Transfers
Deficit on adjustment
Exchange realignment
Balance	397		83
Accumulated depreciation and amortisation [member] | Construction in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	7,293		12,650
Additions	11,229		12,807
Disposals
Depreciation provided during the year (note 6)
Transfers	(16,412)		(18,164)
Deficit on adjustment
Exchange realignment
Balance	¥ 2,110		¥ 7,293